Accrued liabilities and other current liabilities (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Accrued liabilities and other current liabilities
Accrued salaries and welfare		113,302	54,688
Accrued revenue sharing fees		66,512	19,504
Accrued bandwidth costs		21,869	15,679
Business and other taxes payable		14,248	7,422
Value added taxes payable		5,291	8,718
Accrued technology service fee		5,040	2,162
Others		24,498	12,116
Total	$ 41,423	250,760	120,289